Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Dynamic Credit Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	919
T. Rowe Price Dynamic Credit Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	700
T. Rowe Price Dynamic Credit Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Dynamic Global Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
T. Rowe Price Dynamic Global Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
T. Rowe Price Dynamic Global Bond Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	1,797
T. Rowe Price Dynamic Global Bond Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Emerging Markets Corporate Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,212
T. Rowe Price Emerging Markets Corporate Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	979
T. Rowe Price Emerging Markets Corporate Bond Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,777
T. Rowe Price Emerging Markets Corporate Bond Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Emerging Markets Local Currency Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,219
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	889
T. Rowe Price Emerging Markets Local Currency Bond Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	4,014
Expense Example, with Redemption, 5 Years	7,783
Expense Example, with Redemption, 10 Years	9,883
T. Rowe Price Emerging Markets Local Currency Bond Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Global High Income Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	990
T. Rowe Price Global High Income Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	770
T. Rowe Price Global High Income Bond Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,455
T. Rowe Price Global Industrials Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,410
T. Rowe Price Global Industrials Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	$ 1,135